Condensed Financial Information of DHT Holdings, Inc. (parent company only), Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME STATEMENT [abstract]
Impairment charge	$ (12,560)	$ 0	$ (3,500)
General and administrative expense	(17,890)	(14,789)	(15,052)
Operating income	313,591	138,867	16,297
Interest income	212	1,077	345
Interest expense	(38,408)	(55,332)	(54,211)
Other financial income/(expenses)	(1,334)	(1,790)	(4,943)
Profit/(loss) for the year	266,281	73,680	(46,927)
Parent Company [Member]
INCOME STATEMENT [abstract]
Impairment charge	(35,278)	455	(93,452)
Dividend income	17,081	25,519	9,909
General and administrative expense	(19,148)	(14,782)	(13,735)
Operating income	(37,345)	11,192	(97,279)
Interest income	21,434	27,943	24,893
Interest expense	(6,766)	(12,177)	(10,341)
Other financial income/(expenses)	245	17	(3,416)
Profit/(loss) for the year	$ (22,433)	$ 26,975	$ (86,143)